SCHEDULE OF OTHER CURRENT RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Receivable in respect of exercise of warrants	$ 1,510
Tax authorities	305	257
Prepaid expenses	102	142
Proof of concept receivables	46	148
Other	30	87
Total	$ 1,993	$ 634